Investment In Available For Sale Marketable Securities (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net realized gains (losses) on investment sold	$ (401)		$ (2,543)		$ (49,757)	$ (1,792)
Net unrealized gains (losses) on investments still held	447	(92,500)	(16,197)	(101,417)	(110,692)	(99,416)
Total	$ 46	$ (92,500)	$ (18,740)	$ (101,417)	$ (160,449)	$ (101,208)